Right of Use Asset and Lease Liability - Schedule of lease liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [Line Items]
Lease payments made	$ (2,674,182)	$ (2,722,539)
Interest expense on lease liabilities	663,768	407,349
Less: current portion	(2,330,341)	(2,164,658)
Non-current portion	8,138,067	10,484,536
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	12,649,194	3,063,839
Lease payments made	(2,674,182)	(2,807,457)
Additions	249,989	12,458,260
Lease extension	174,191
Adjustment for change in variable payments based on rate or index	474,132
Interest expense on lease liabilities	663,768	407,349
Foreign exchange	(1,068,684)	(472,797)
Ending balance	10,468,408	$ 12,649,194
Less: current portion	(2,330,341)
Non-current portion	$ 8,138,067